SUBSEQUENT EVENTS (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Proceeds from Warrant Exercises			$ 453	$ 343
Proceeds From Issuance Of Common Stock and Warrants			$ 7,075	$ 3,754
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,923,636
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	814,377	100,000
Proceeds from Warrant Exercises	$ 116
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,249,001
Stock to be Issued Upon Exercise of Warrants	765,861
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	287,500
Proceeds From Issuance Of Common Stock and Warrants	$ 69
Subsequent Event [Member] | Board of Director and Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross		177,216